Segment Reporting - Summary of Long-lived Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 111,681	$ 61,086
Indonesia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	9,906	12,566
Singapore [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	46,009	29,546
Taiwan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	9,530	6,261
Thailand [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	12,668	6,240
Vietnam [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	26,874	2,901
Rest of the World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 6,694	$ 3,572